CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 1,490,440	$ 1,019,772	$ 4,390,907
Cost of revenues	(684,316)	(436,358)	(2,203,336)
Gross profit	806,124	583,414	2,187,571
Operating expenses
Selling and marketing	(461,851)	(283,036)	(1,118,141)
General and administrative	(429,947)	(413,791)	(1,199,708)
Impairment loss on intangible assets and goodwill			(505,050)
Total operating expenses	(891,798)	(696,827)	(2,822,899)
Government subsidies	16,445	22,683	20,812
Loss from operations	(69,229)	(90,730)	(614,516)
Interest income	84,928	61,564	103,179
Interest expense			(7,871)
Other income / (expense)	48,766	(82,416)	16,950
Gain from disposal of a subsidiary		9,550	0
Impairment loss on long-term investments	(46,982)	(7,687)	(275,872)
(Loss) / income before provision for income tax and income/ (loss) from equity method investments	17,483	(109,719)	(778,130)
Income tax expense	(15,379)	(20,011)	(396,992)
Income / (loss) from equity method investments	(6,242)	(2,248)	10,787
Net loss	(4,138)	(131,978)	(1,164,335)
Add: Net loss / (income) attributable to noncontrolling interests shareholders	565	(3,634)	28,220
Net loss attributable to TAL Education Group's shareholders	$ (3,573)	$ (135,612)	$ (1,136,115)
Net loss per common share
Basic (in dollars per share)	$ (0.02)	$ (0.64)	$ (5.29)
Diluted (in dollars per share)	$ (0.02)	$ (0.64)	$ (5.29)
Weighted average shares used in calculating net loss per common share
Basic (in shares)	203,304,744	212,575,277	214,825,470
Diluted (in shares)	203,304,744	212,575,277	214,825,470